UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows provided by (used in) operating activities
Profit (loss)	€ (165,900)	€ (100,784)
Adjustments for:
Amortization of intangibles and depreciation of property, plant and equipment	741	524
Retirement benefit obligations	65	71
Share-based compensation expenses	39,410	11,021
Interest expenses and other financial expenses	48,904	10,375
Financial income	(17,299)	(2,029)
Effect of unwinding the discount related to advances	(193)	(362)
Increase/(decrease) in derivatives and liabilities measured at fair value	0	(929)
Changes in provisions	1,314	0
Current and deferred tax income	(5,853)	0
Other	38	35
Cash flows provided by (used in) operating activities before change in working capital requirements	(98,774)	(82,079)
Decrease / (increase) in other receivables and related accounts	(5,026)	2,287
Increase / (decrease) in trade payables	1,445	13,738
Increase / (decrease) in tax and social security liabilities	(87)	(1,314)
Change in deferred income and other liabilities	(66)	750
Changes in working capital requirements	(3,735)	15,461
Income taxes paid	0	0
Cash flows provided by (used in) operating activities	(102,509)	(66,618)
Cash flows provided by (used in) investing activities
Acquisitions of property, plant and equipment	(166)	(63)
Advances reimbursed by / (made to) CROs	43	40
Increase in deposits	0	(6)
Decrease in deposits	0	120
Interest received	1,589	1,178
Cash flows provided by (used in) investing activities	1,466	1,269
Cash flows provided by (used in) financing activities
Transaction costs related to capital increase	(1,002)	0
Exercise of warrants	155	0
Warrants subscription	475	300
Repayments of convertible loan notes	0	(2,188)
Repayments of non-convertible bond loans	0	(9,140)
Repayment of PGE	0	(1,250)
Repayment of royalty certificates	(38,233)	0
Payments of the lease liabilities	(648)	(458)
Interest paid	(24)	(3,868)
Other	0	0
Cash flows provided by (used in) financing activities	(39,276)	(16,604)
Effect of movements in exchange rates on cash held	6,206	(1,785)
Revaluation of cash equivalents measured at fair value	5,420	462
Increase (decrease) in cash and cash equivalents	(128,693)	(83,275)
Cash and cash equivalents at the beginning of the year	516,685	144,221
Cash and cash equivalents at the end of the year	€ 387,992	€ 60,946